CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 905	$ 4,020
Accounts receivable, net	15,143	27,810
Income tax receivable	140	136
Other current assets	200	151
Due from MSAs	5,006	5,886
Total current assets	21,394	38,003
Equity method investments	310	525
Fixed assets	76	85
Operating lease right of use asset, net	672	956
Finance lease right of use asset, net	382	743
Intangibles, net	390	3,649
Goodwill	1,025	4,448
Total assets	24,249	48,409
Current liabilities
Accounts payable and accrued liabilities	2,919	2,194
Current portion of debt	965	515
Current portion of lease liability	550	702
Current portion of acquisition liability	306	306
Other current liabilities	231
Total current liabilities	4,971	3,717
Lease liability, net of current portion	964	1,482
Debt, net of current portion	11,874	13,169
Acquisition liability	179	459
Fair value of stock option liability		25
Deferred tax liability, net	796	601
Total liabilities	18,784	19,453
Commitments and contingencies (Note 16)
SHAREHOLDERS' EQUITY
Common stock: $0.001 par value; 9,000,000 shares authorized; 1,051,098 and 645,943 shares issued and outstanding, as of December 31, 2022 and 2021, respectively	21	13
Additional paid-in capital	50,000	43,387
Accumulated deficit	(44,556)	(14,444)
Total shareholders' equity	5,465	28,956
Total liabilities and shareholders' equity	$ 24,249	$ 48,409